Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® CRCL Option Income Strategy ETF (CRCO)

YieldMax® CRWV Option Income Strategy ETF (CRWY)

YieldMax® GLXY Option Income Strategy ETF (GLXO)

Each listed on NYSE Arca, Inc.

September 29, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated September 8, 2025,

and where applicable a Fund’s Summary Prospectus

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.